SUBSEQUENT EVENTS (Details Narrative) - USD ($)								1 Months Ended			12 Months Ended
	Feb. 11, 2026	Jan. 05, 2026	Jan. 02, 2026	Nov. 03, 2025	Apr. 02, 2025	Jan. 02, 2025	Nov. 04, 2024	Mar. 31, 2026	Jun. 30, 2025	Jun. 19, 2025	Dec. 31, 2025	Dec. 31, 2024
Open World Ltd. [Member]
Subsequent Event [Line Items]
Cash											$ 729,422	$ 4,025,185
Restricted Stock Units [Member]
Subsequent Event [Line Items]
Number of shares vested			70,773								140,000	416,669
Treasury [Member]
Subsequent Event [Line Items]
Common stock issued			19,271
Number of shares vested						16,988
Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued			47,464	30,882	5,792	39,915	54,843		2,741	41,849		1,750
Shares of common stock withheld for taxes			23,309	15,454	1,208	21,096	14,824		1,259	26,178
Subsequent Event [Member]
Subsequent Event [Line Items]
Voting rights	Company representing approximately 14% or more of the voting power in the aggregate of our common stock, including our directors and officers have agreed to vote their shares, and any shares obtained from the date of the agreement, in favor of the issuance of the Company’s common stock in connection with the Merger at a stockholder’s meeting.
Subsequent Event [Member] | Open World Ltd. [Member]
Subsequent Event [Line Items]
Cash	$ 1,000,000
Termination fee	$ 400,000
Loan description		Company entered into a loan agreement with Webslinger Holdings Inc., a significant shareholder of the Company, pursuant to which the lender agreed to provide financing of up to $750,000. The loan bears interest at a rate of 5% per annum. The original maturity date of April 5, 2026 was subsequently extended by approximately 60 days. Funds were received on January 16, 2026. The Company may prepay the loan, in whole or in part, at any time without penalty.
Subsequent Event [Member] | Open World Ltd. [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
Number of warrants to purchase								1,000,000
Subsequent Event [Member] | Open World Ltd. [Member] | SAFEs [Member]
Subsequent Event [Line Items]
Gross proceeds from loan								$ 350,000